Description of Long Term Debt (Detail) - USD ($) $ in Thousands		May 31, 2017	May 31, 2016
Debt Instrument [Line Items]
Debt		$ 2,090,082	$ 1,639,973
Less: current portion		253,645	4,713
Long-term debt, less current maturities		1,836,437	1,635,260
Revolving Credit Facility
Debt Instrument [Line Items]
Debt	[1]	198,280	199,037
Unsecured 6.50% senior notes due February 14, 2018
Debt Instrument [Line Items]
Debt	[2]	249,555	248,940
Unsecured 6.125% senior notes due October 15, 2019
Debt Instrument [Line Items]
Debt	[3]	452,778	453,821
Unsecured 2.25% senior convertible notes due December 15, 2020
Debt Instrument [Line Items]
Debt		193,260	189,265
Unsecured 3.45% senior notes due November 15, 2022
Debt Instrument [Line Items]
Debt		298,370	298,067
Unsecured 5.25% notes due June 1, 2045
Debt Instrument [Line Items]
Debt	[4]	298,433	245,889
Unsecured 3.75% notes due March 15, 2027
Debt Instrument [Line Items]
Debt	[5]	395,638
Other Borrowings
Debt Instrument [Line Items]
Other obligations, including capital leases and unsecured notes payable at various rates of interest due in installments through 2018		$ 3,768	$ 4,954

[1]	Interest was tied to AUD LIBOR at May 31, 2017, and averaged 2.705% for AUD denominated debt ($17,311) and 1.075% on EUR denominated debt ($183,012). Interest was tied to AUD LIBOR at May 31, 2016, and averaged 2.92% for AUD denominated debt ($13,050), 1.075% on EUR denominated debt ($131,692) and 1.544% on our swing-line ($57,139). At May 31, 2017 and 2016, the revolving credit facility is adjusted for debt issuance costs, net of amortization, for approximately $2.0 million and $2.8 million, respectively.
[2]	The $250.0 million aggregate principal amount of the notes due 2018 is adjusted for the amortization of the original issue discount, which approximated $0.3 million and $0.6 million at May 31, 2017 and 2016, respectively. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 6.704% for both years presented. At May 31, 2017 and 2016, the notes are adjusted for debt issuance costs, net of amortization, for approximately $0.2 million and $0.4 million, respectively.
[3]	Includes the combination of the October 2009 initial issuance of $300.0 million aggregate principal amount and the May 2011 issuance of an additional $150.0 million aggregate principal amount of these notes. The $300.0 million aggregate principal amount of the notes due 2019 from the initial issuance is adjusted for the amortization of the original issue discount, which approximated $0.1 million and $0.1 million at May 31, 2017 and 2016. The original issue discount effectively reduced the ultimate proceeds from the October 2009 financing. The effective interest rate on the notes issued in October 2009, including the amortization of the discount, is 6.139%. The additional $150.0 million aggregate principal amount of the notes due 2019 issued in May 2011 is adjusted for the unamortized premium received at issuance, which approximated $3.9 million and $5.5 million at May 31, 2017 and 2016, respectively. The premium effectively increased the proceeds from the financing. The effective interest rate on the $150.0 million notes issued in May 2011 is 4.934%. At May 31, 2017 and 2016, the notes are adjusted for debt issuance costs, net of amortization, for approximately $1.1 million and $1.6 million, respectively.
[4]	The $250.0 million face amount of the notes due 2045 is adjusted for the amortization of the original issue discount, which approximated $1.5 million at May 31, 2017 and 2016. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 5.29%. In March 2017, as a further issuance of the 5.25% notes due 2045, we closed an offering of $50.0 million aggregate principal, which is adjusted for the unamortized premium received at issuance, which approximated $3.1 million at May 31, 2017. The premium effectively increased the proceeds from the financing. The effective interest rate on the $50.0 million notes issued March 2017 is 4.839%. At May 31, 2017 and 2016, the notes are adjusted for debt issuance costs, net of amortization, for approximately $3.2 million and $2.6 million, respectively.
[5]	The $400.0 million face amount of the notes due 2027 is adjusted for the amortization of the original issue discount and debt issuance cost, net of amortization, which approximated $0.5 million and $3.8 million, respectively, at May 31, 2017. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 3.750%.